Schedule of Investments (unaudited)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 95.32%

ASSET-BACKED SECURITIES 4.21%

Automobiles 0.69%

ACC Trust 2018-1 B†	4.82%		5/20/2021	$4,582	$4,583,564
ACC Trust 2018-1 C†	6.81%		2/21/2023	5,140	5,203,935
Ford Credit Auto Owner Trust 2019-C A2A	1.88%		7/15/2022	67,639	67,431,578
Mercedes-Benz Auto Lease Trust 2018-B A3	3.21%		9/15/2021	5,224	5,249,813
Mercedes-Benz Auto Lease Trust 2019-A A3	3.10%		11/15/2021	11,186	11,252,504
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	8,695	8,627,215
Total					102,348,609

Credit Cards 0.11%

Perimeter Master Note Business Trust 2019-2A A†	4.23%		5/15/2024	16,717	15,853,667

Other 3.41%

Ally Master Owner Trust 2018-3 A	1.025%(1 Mo. LIBOR + .32%)	#	7/15/2022	9,440	9,260,853
AMMC CLO 15 Ltd. 2014-15A DRR†	5.231%(3 Mo. LIBOR + 3.40%)	#	1/15/2032	2,514	1,833,187
AMMC CLO XII Ltd. 2013-12A DR†	4.434%(3 Mo. LIBOR + 2.70%)	#	11/10/2030	3,859	2,751,154
Apex Credit CLO LLC 2017-2A B†	2.966%(3 Mo. LIBOR + 1.85%)	#	9/20/2029	7,197	6,241,283
Apidos CLO XXXII 2019-32A C†	4.083%(3 Mo. LIBOR + 2.40%)	#	1/20/2033	6,953	5,817,471
Atrium XV-15A D†	4.806%(3 Mo. LIBOR + 3.00%)	#	1/23/2031	7,286	5,360,591
Battalion CLO VII Ltd. 2014-7A CRR†	4.766%(3 Mo. LIBOR + 2.93%)	#	7/17/2028	1,831	1,535,990	(a)
Battalion CLO XV Ltd. 2019-16A B†	3.903%(3 Mo. LIBOR + 2.00%)	#	12/19/2032	23,286	21,096,100
Benefit Street Partners CLO XIX Ltd. 2019-19A B†	3.878%(3 Mo. LIBOR + 2.00%)	#	1/15/2033	7,922	7,222,110
Benefit Street Partners CLO XIX Ltd. 2019-19A C†	4.478%(3 Mo. LIBOR + 2.60%)	#	1/15/2033	6,418	5,238,545	(a)
BlueMountain CLO XXIII Ltd. 2018-23A D†	4.719%(3 Mo. LIBOR + 2.90%)	#	10/20/2031	4,348	3,244,701

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Carlyle US CLO Ltd. 2019-4A B†	4.578%(3 Mo. LIBOR + 2.70%)	#	1/15/2033	$15,609	$13,191,179
Cedar Funding VI CLO Ltd. 2016-6A BR†	3.419%(3 Mo. LIBOR + 1.60%)	#	10/20/2028	2,600	2,376,259
Cedar Funding VI CLO Ltd. 2016-6A DR†	4.819%(3 Mo. LIBOR + 3.00%)	#	10/20/2028	7,699	5,931,383
Cent CLO Ltd. 2014-21A CR2†	4.994%(3 Mo. LIBOR + 3.20%)	#	7/27/2030	4,936	3,802,177
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	13,196	13,067,122	(a)
Galaxy XXI CLO Ltd. 2015-21A AR†	2.839%(3 Mo. LIBOR + 1.02%)	#	4/20/2031	5,311	5,003,850
Greywolf CLO III Ltd. 2020-3RA A1R†	3.092%(3 Mo. LIBOR + 1.29%)	#	4/15/2033	20,101	18,735,849
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	3.944%(3 Mo. LIBOR + 2.15%)	#	7/25/2027	5,476	4,869,813
Halcyon Loan Advisors Funding Ltd. 2017-2A A2†	3.536%(3 Mo. LIBOR + 1.70%)	#	1/17/2030	9,320	8,291,507	(a)
Harbor Park CLO Ltd. 2018-1A D†	4.719%(3 Mo. LIBOR + 2.90%)	#	1/20/2031	4,560	3,342,016
Hardee’s Funding LLC 2018-1A A23†	5.71%		6/20/2048	2,756	2,450,898
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	37,708	33,605,542
Jamestown CLO VII Ltd. 2015-7A BR†	3.444%(3 Mo. LIBOR + 1.65%)	#	7/25/2027	12,548	10,572,908
Kayne CLO 7 Ltd. 2020-7A A1†(b)	Zero Coupon	#(c)	4/17/2033	47,944	43,908,792
KKR CLO 9 Ltd. 9 B1R†	3.581%(3 Mo. LIBOR + 1.75%)	#	7/15/2030	6,340	5,694,802
KKR CLO Ltd-15 DR†	4.969%(3 Mo. LIBOR + 3.15%)	#	1/18/2032	2,736	1,874,596	(a)
KVK CLO Ltd. 2013-A BR†	3.288%(3 Mo. LIBOR + 1.45%)	#	1/14/2028	3,567	3,357,525	(a)
Madison Park Funding XIV Ltd. 2014-14A DRR†	4.752%(3 Mo. LIBOR + 2.95%)	#	10/22/2030	3,923	2,926,099
Madison Park Funding XXXVI Ltd. 2019-36A C†	4.542%(3 Mo. LIBOR + 2.60%)	#	1/15/2033	12,488	10,728,101
Marble Point CLO XVII Ltd. 2020-1A A†	2.196%(3 Mo. LIBOR + 1.30%)	#	4/20/2033	29,415	26,819,818
Marble Point CLO XVII Ltd. 2020-1A B†	2.666%(3 Mo. LIBOR + 1.77%)	#	4/20/2033	9,348	7,963,151	(a)
Mariner CLO Ltd. 2017-4A D†	4.844%(3 Mo. LIBOR + 3.05%)	#	10/26/2029	6,254	4,709,673
Mountain View CLO 2017-1A BR†	2.455%(3 Mo. LIBOR + 1.75%)	#	10/16/2029	11,046	9,829,986

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)

Mountain View CLO X Ltd. 2015-10A BR†	3.198%(3 Mo. LIBOR + 1.35%)	#	10/13/2027	$13,725	$12,499,451
Northwoods Capital 20 Ltd. 2019-20A C†	4.701%(3 Mo. LIBOR + 2.80%)	#	1/25/2030	14,954	12,710,514
Octagon Investment Partners 29 Ltd. 2016-1A AR†	2.981%(3 Mo. LIBOR + 1.18%)	#	1/24/2033	15,000	13,691,244
Octagon Investment Partners 39 Ltd. 2018-3A D†	4.769%(3 Mo. LIBOR + 2.95%)	#	10/20/2030	3,789	3,120,431	(a)
OHA Loan Funding Ltd. 2015-1A CR2†	4.342%(3 Mo. LIBOR + 2.65%)	#	11/15/2032	8,238	6,929,020
OZLM Funding III Ltd. 2013-3A A2AR†	3.752%(3 Mo. LIBOR + 1.95%)	#	1/22/2029	15,000	14,064,957	(a)
Palmer Square Loan Funding Ltd. 2018-1A A2†	2.881%(3 Mo. LIBOR + 1.05%)	#	4/15/2026	9,660	9,023,327
Palmer Square Loan Funding Ltd. 2018-1A B†	3.231%(3 Mo. LIBOR + 1.40%)	#	4/15/2026	5,069	4,319,122
Planet Fitness Master Issuer LLC 2018-1A A2I†	4.262%		9/5/2048	17,768	16,962,269
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	22,211	19,997,658
Planet Fitness Master Issuer LLC 2019-1A A2†	3.858%		12/5/2049	15,204	12,067,324	(a)
Regatta VI Funding Ltd. 2016-1A DR†	4.519%(3 Mo. LIBOR + 2.70%)	#	7/20/2028	2,216	1,793,335
Regatta XVI Funding Ltd. 2019-2A B†	3.953%(3 Mo. LIBOR + 2.05%)	#	1/15/2033	31,200	28,670,800
Sound Point CLO XI Ltd. 2016-1A DR†	4.769%(3 Mo. LIBOR + 2.95%)	#	7/20/2028	6,840	5,783,355	(a)
THL Credit Wind River CLO Ltd. 2018-3A D†	4.769%(3 Mo. LIBOR + 2.95%)	#	1/20/2031	7,164	4,683,838	(a)
West CLO Ltd. 2014-2A BR†	3.593%(3 Mo. LIBOR + 1.75%)	#	1/16/2027	4,541	4,155,534	(a)
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048	19,550	18,821,897
Total					501,949,107
Total Asset-Backed Securities (cost $686,647,843)					620,151,383

				Shares (000)
COMMON STOCKS 6.48%

Auto Parts & Equipment 0.04%

Chassix Holdings, Inc.				607	5,463,513	(a)

Cable & Satellite Television 0.25%

Cable One, Inc.				23	37,233,538

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Shares (000)		Fair Value
Discount Stores 0.16%

Amazon.com, Inc.*		12	$23,160,724

Energy: Exploration & Production 0.07%

Chaparral Energy, Inc. Class A*		541	254,330
MEG Energy Corp.*(d)	CAD	8,004	9,498,612
Templar Energy LLC Class A Units		417	33,346	(e)
Total			9,786,288

Food: Wholesale 0.15%

Beyond Meat, Inc.*		333	22,152,692

Gaming 0.18%

Churchill Downs, Inc.		254	26,178,744

Hotels 0.09%

Hilton Worldwide Holdings, Inc.		195	13,332,322

Media: Content 0.14%

ION Media Networks, Inc.		4	1,931,885	(e)
Netflix, Inc.*		51	19,142,239
Total			21,074,124

Media: Diversified 0.10%

Walt Disney Co. (The)		154	14,917,551

Medical Products 0.34%

DexCom, Inc.*		187	50,445,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Shares (000)		Fair Value
Personal & Household Products 0.46%

Church & Dwight Co., Inc.		440	$28,240,997
Estee Lauder Cos., Inc. (The) Class A		163	26,022,771
Gibson Brands, Inc.		107	12,560,985	(a)
Remington Outdoor Co., Inc.		164	204,685
Total			67,029,438

Pharmaceuticals 0.69%

Gilead Sciences, Inc.		187	13,979,223
NextCure, Inc.*		1,160	43,018,549
Regeneron Pharmaceuticals, Inc.*		31	15,004,663
Vertex Pharmaceuticals, Inc.*		64	15,311,131
Zoetis, Inc.		126	14,782,570
Total			102,096,136

Restaurants 0.89%

Domino’s Pizza, Inc.		111	36,126,028
Shake Shack, Inc. Class A*		1,694	63,918,162
Texas Roadhouse, Inc.		747	30,858,121
Total			130,902,311

Software/Services 1.97%

Adyen NV†*(d)	EUR	20	16,928,194
Akamai Technologies, Inc.*		542	49,580,993
Alibaba Group Holding Ltd. ADR*		117	22,766,801
Autodesk, Inc.*		163	25,476,144
DocuSign, Inc.*		634	58,565,338
RingCentral, Inc. Class A*		107	22,693,442
Shopify, Inc. Class A (Canada)*(f)		118	49,384,108
Spotify Technology SA (Sweden)*(f)		195	23,644,368
Zoom Video Communications, Inc. Class A*		150	21,882,639
Total			290,922,027

Specialty Retail 0.40%

Chewy, Inc. Class A*		410	15,386,234
Claires Holdings LLC		15	8,340,405
Lululemon Athletica, Inc. (Canada)*(f)		187	35,452,863
Total			59,179,502

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments			Shares (000)	Fair Value
Support: Services 0.15%

Bright Horizons Family Solutions, Inc.*			210	$21,402,456

Technology Hardware & Equipment 0.40%

Apple, Inc.			64	16,254,217
NVIDIA Corp.			161	42,380,817
Total				58,635,034
Total Common Stocks (cost $1,074,153,313)				953,911,980

	Interest Rate	Maturity Date	Principal Amount (000)
CONVERTIBLE BONDS 0.62%

Automakers 0.47%

Tesla, Inc.	2.00%	5/15/2024	$37,446	$68,402,084

Software/Services 0.15%

Atlassian, Inc.	0.625%	5/1/2023	13,022	22,707,503
Total Convertible Bonds (cost $94,714,084)				91,109,587

FLOATING RATE LOANS(g) 5.69%

Advertising 0.12%

Clear Channel Outdoor Holdings, Inc. Term Loan B	4.489%(1 Mo. LIBOR + 3.50%)	8/21/2026	20,157	17,133,203

Aerospace/Defense 0.07%

Doncasters Finance US LLC 2020 USD Term Loan B2	8.50%(3 Mo. LIBOR + 6.50%)	3/6/2024	8,103	7,170,951	(h)
Doncasters Finance US LLC USD Holdco PIK Term Loan	13.50%	3/6/2025	8,175	3,270,103	(h)
Total				10,441,054

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Air Transportation 0.29%

American Airlines, Inc. 2018 Term Loan B	2.709%(1 Mo. LIBOR + 1.75%)		6/27/2025	$37,227	$30,223,567
Kestrel Bidco Inc. Term Loan B (Canada)(f)	4.00%(1 Mo. LIBOR + 3.00%)		12/11/2026	15,006	11,805,002
Total					42,028,569

Auto Parts & Equipment 0.16%

American Axle and Manufacturing, Inc. Term Loan B	3.20%(1 Mo. LIBOR + 2.25%)		4/6/2024	27,809	23,499,019

Building Materials 0.23%

Forterra Finance, LLC 2017 Term Loan B	4.00%(1 Mo. LIBOR + 3.00%)		10/25/2023	24,979	20,899,067
Yak Access, LLC 2018 1st Lien Term Loan B	6.45%(3 Mo. LIBOR + 5.00%)		7/11/2025	17,550	12,987,043
Total					33,886,110

Cable & Satellite Television 0.11%

Charter Communications Operating, LLC 2019 Term Loan B2(b)	—	(i)	2/1/2027	16,913	16,320,595

Chemicals 0.19%

Starfruit Finco B.V 2018 USD Term Loan B (Netherlands)(f)	3.863%(1 Mo. LIBOR + 3.00%)		10/1/2025	31,358	28,457,649

Diversified Capital Goods 0.14%

Granite Holdings US Acquisition Co. Term Loan B	6.322%(6 Mo. LIBOR + 5.25%)		9/30/2026	22,389	16,232,014	(h)
UTEX Industries Inc. 1st Lien Term loan 2014(b)	5.00%(1 Mo. LIBOR + 4.00%)		5/22/2021	13,346	4,426,434
Total					20,658,448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 0.45%

Astoria Energy LLC Term Loan B	5.00%(1 Mo. LIBOR + 4.00%)		12/24/2021	$16,653	$15,432,080
Edgewater Generation, L.L.C. Term Loan	4.739%(1 Mo. LIBOR + 3.75%)		12/13/2025	15,818	13,029,838
Frontera Generation Holdings LLC 2018 Term Loan B	5.25%(1 Mo. LIBOR + 4.25%)		5/2/2025	18,528	13,803,089
Lightstone Holdco LLC 2018 Term Loan B	4.75%(1 Mo. LIBOR + 3.75%)		1/30/2024	13,171	10,207,802
Lightstone Holdco LLC 2018 Term Loan C	4.75%(1 Mo. LIBOR + 3.75%)		1/30/2024	743	575,736
Moxie Patriot LLC Delayed Draw Term Loan B2	7.20%(3 Mo. LIBOR + 5.75%)		12/19/2020	10,358	8,742,352
Moxie Patriot LLC Term Loan B1	7.20%(3 Mo. LIBOR + 5.75%)		12/19/2020	6,210	5,241,495
Total					67,032,392

Electric: Integrated 0.34%

Pacific Gas & Electric Company Revolver	5.53%		4/27/2022	51,069	49,434,607

Food: Wholesale 0.29%

Froneri International Ltd. 2020 USD Term Loan (United Kingdom)(f)	3.239%(1 Mo. LIBOR + 2.25%)		1/29/2027	15,174	14,567,509	(h)
JBS USA Lux S.A. 2019 Term Loan B (Luxembourg)(b)(f)	—	(i)	5/1/2026	12,609	11,897,400
United Natural Foods, Inc. Term Loan B	5.239%(1 Mo. LIBOR + 4.25%)		10/22/2025	18,765	16,254,861
Total					42,719,770

Gaming 0.33%

PCI Gaming Authority Term Loan	3.489%(1 Mo. LIBOR + 2.50%)		5/29/2026	1,964	1,628,167
Playtika Holding Corp Term Loan B	7.072%(6 Mo. LIBOR + 6.00%)		12/10/2024	31,940	30,130,004
VICI Properties 1 LLC Replacement Term Loan B	2.674%(1 Mo. LIBOR + 1.75%)		12/20/2024	17,740	16,509,287
Total					48,267,458

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution 0.10%

Buckeye Partners, L.P. 2019 Term Loan B	4.265%(1 Mo. LIBOR + 2.75%)	11/1/2026	$15,315	$14,174,466

Health Services 0.64%

Da Vinci Purchaser Corp. 2019 Term Loan	5.872%(3 Mo. LIBOR + 4.00%)	1/8/2027	16,312	15,618,543
Global Medical Response, Inc. 2018 Term Loan B1	4.932%(2 Mo. LIBOR + 3.25%)	4/28/2022	17,911	16,747,074
Parexel International Corporation Term Loan B	3.739%(1 Mo. LIBOR + 2.75%)	9/27/2024	17,523	15,135,541
RegionalCare Hospital Partners Holdings, Inc. 2018 Term Loan B	4.739%(1 Mo. LIBOR + 3.75%)	11/17/2025	25,794	24,085,317
U.S. Renal Care, Inc. 2019 Term Loan B	6.00%(1 Mo. LIBOR + 5.00%)	6/26/2026	25,207	22,290,590
Total				93,877,065

Insurance Brokerage 0.11%

Hub International Limited 2018 Term Loan B	4.551%(3 Mo. LIBOR + 2.75%)	4/25/2025	16,960	15,976,409

Media: Content 0.10%

Univision Communications Inc. Term Loan C5	3.75%(1 Mo. LIBOR + 2.75%)	3/15/2024	17,698	15,231,247

Personal & Household Products 0.16%

FGI Operating Company, LLC Exit Term Loan	12.00%(3 Mo. LIBOR + 10.00%)	5/16/2022	1,063	850,663	(h)
Revlon Consumer Products Corporation 2016 Term Loan B	5.113%(3 Mo. LIBOR + 3.50%)	9/7/2023	25,550	10,228,168
TGP Holdings III, LLC 2018 1st Lien Term Loan	6.027%(3 Mo. LIBOR + 4.25%)	9/25/2024	16,168	12,368,720
Total				23,447,551

Rail 0.15%

Genesee & Wyoming Inc. (New) Term Loan	3.45%(3 Mo. LIBOR + 2.00%)	12/30/2026	23,411	22,591,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Recreation & Travel 0.25%

Alterra Mountain Company Term Loan B1	3.75%(1 Mo. LIBOR + 2.75%)	7/31/2024	$13,050	$11,940,923
Delta 2 (LUX) S.a.r.l. 2018 USD Term Loan (Luxembourg)(f)	3.50%(1 Mo. LIBOR + 2.50%)	2/1/2024	16,211	14,636,002
Kingpin Intermediate Holdings LLC 2018 Term Loan B	4.50%(1 Mo. LIBOR + 3.50%)	7/3/2024	15,753	11,020,788
Total				37,597,713

Restaurants 0.20%

IRB Holding Corp 2020 Term Loan B	3.75%(1 Wk. LIBOR + 2.75%)	2/5/2025	19,256	15,076,648
Panera Bread Company Term Loan A	2.75%(1 Mo. LIBOR + 1.75%)	7/18/2022	16,194	14,331,948
Total				29,408,596

Software/Services 0.31%

Ancestry.com Operations Inc. 2019 Extended Term Loan B	5.24%(1 Mo. LIBOR + 4.25%)	8/27/2026	15,087	12,145,038
Ellie Mae, Inc. Term Loan	5.69%(3 Mo. LIBOR + 4.00%)	4/17/2026	2,180	1,946,028
Tibco Software Inc. 2020 Term Loan B	4.74%(1 Mo. LIBOR + 3.75%)	6/30/2026	17,787	16,897,301	(h)
Ultimate Software Group Inc. (The) Term Loan B	4.739%(1 Mo. LIBOR + 3.75%)	5/4/2026	16,181	15,236,790
Total				46,225,157

Specialty Retail 0.50%

BJ’s Wholesale Club, Inc. 2017 1st Lien Term Loan	3.047%(1 Mo. LIBOR + 2.25%)	2/3/2024	22,892	22,104,967
Claire’s Stores, Inc. 2019 Term Loan B	8.421%(3 Mo. LIBOR + 6.50%)	12/18/2026	11,763	9,910,665
CWGS Group, LLC 2016 Term Loan	3.766%(1 Mo. LIBOR + 2.75%)	11/8/2023	17,823	11,994,555
Mavis Tire Express Services Corp. 2018 1st Lien Term Loan	4.70%(3 Mo. LIBOR + 3.25%)	3/20/2025	17,187	13,942,958
PetSmart, Inc. Consenting Term Loan	5.00%(6 Mo. LIBOR + 4.00%)	3/11/2022	16,624	15,986,000
Total				73,939,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services 0.40%

Aramark Services, Inc. 2018 Term Loan B2(b)	2.739%(1 Mo. LIBOR + 1.75%)	3/28/2024	$5,906	$5,670,137	(h)
DG Investment Intermediate Holdings 2, Inc. 2018 1st Lien Term Loan	3.989%(1 Mo. LIBOR + 3.00%)	2/3/2025	16,126	13,787,947
NEP/NCP Holdco, Inc. 2018 1st Lien Term Loan	4.70%(3 Mo. LIBOR + 3.25%)	10/20/2025	17,116	10,858,198
Pike Corporation 2019 Term Loan B	4.24%(1 Mo. LIBOR + 3.25%)	7/24/2026	17,132	16,075,138
Trans Union, LLC 2019 Term Loan B5	2.739%(1 Mo. LIBOR + 1.75%)	11/16/2026	12,764	12,304,229
Total				58,695,649

Transportation: Infrastructure/Services 0.05%

Commercial Barge Line Company 2015 1st Lien Term Loan	— (i)	11/12/2020	19,812	6,438,918
Commercial Barge Line Company 2020 DIP Term Loan	9.00%(1 Mo. LIBOR + 7.00%)	2/3/2027	1,178	1,142,577	(h)
Total				7,581,495
Total Floating Rate Loans (cost $961,818,393)				838,624,805

FOREIGN GOVERNMENT OBLIGATIONS 2.41%

Angola 0.09%

Republic of Angola†(f)	8.25%	5/9/2028	8,961	3,732,830
Republic of Angola†(f)	9.375%	5/8/2048	24,995	9,966,456
Total				13,699,286

Argentina 0.51%

Ciudad Autonoma De Buenos Aires†(f)	7.50%	6/1/2027	28,645	18,118,249
Province of Santa Fe†(f)	6.90%	11/1/2027	24,260	12,857,800
Provincia de Cordoba†(f)	7.125%	6/10/2021	21,548	14,194,960
Provincia de Cordoba†(f)	7.45%	9/1/2024	26,688	12,943,947
Provincia de Mendoza†(f)	8.375%	5/19/2024	27,674	12,730,040
Provincia of Neuquen†(f)	7.50%	4/27/2025	5,397	3,454,080
Total				74,299,076

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Australia 0.17%

Australian Government(d)	4.25%	4/21/2026	AUD	33,642	$25,324,705

Ecuador 0.06%

Ecuador Government International Bond†(f)	10.75%	1/31/2029		$31,810	9,145,375

Egypt 0.35%

Arab Republic of Egypt†(f)	5.577%	2/21/2023		39,734	36,940,501
Republic of Egypt†(f)	6.588%	2/21/2028		16,880	14,453,500
Total					51,394,001

Ivory Coast 0.09%

Ivory Coast Government International Bond†(d)	5.875%	10/17/2031	EUR	14,313	13,555,108

Kenya 0.30%

Republic of Kenya†(f)	7.25%	2/28/2028		$22,576	21,110,005
Republic of Kenya†(f)	8.25%	2/28/2048		24,972	23,176,139
Total					44,286,144

Mongolia 0.18%

Development Bank of Mongolia LLC†(f)	7.25%	10/23/2023		31,219	27,003,346

Suriname 0.02%

Republic of Suriname†(f)	9.25%	10/26/2026		4,289	2,320,649

Ukraine 0.31%

Ukraine Government†(f)	7.375%	9/25/2032		49,815	45,456,636

United Arab Emirates 0.33%

Abu Dhabi Government International†(f)	3.125%	5/3/2026		47,836	48,959,955
Total Foreign Government Obligations (cost $466,177,628)					355,444,281

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
GOVERNMENT SPONSORED ENTERPRISES COLLATERALIZED MORTGAGE OBLIGATION 0.50%

Government National Mortgage Assoc. 2012-144 AL (cost $73,478,607)	1.85	%#(j)	1/16/2053	$74,716	$73,753,369

HIGH YIELD CORPORATE BONDS 68.59%

Advertising 0.08%

Clear Channel Worldwide Holdings, Inc.†	9.25%		2/15/2024	13,740	11,902,344

Aerospace/Defense 1.36%

Boeing Co. (The)	3.60%		5/1/2034	1,177	1,056,682
Boeing Co. (The)	5.875%		2/15/2040	1,858	1,799,431
Boeing Co. (The)	6.875%		3/15/2039	11,958	12,459,402
Bombardier, Inc. (Canada)†(f)	7.875%		4/15/2027	21,641	15,096,221
Carrier Global Corp.†	2.722%		2/15/2030	10,781	9,983,010
Huntington Ingalls Industries, Inc.†	3.844%		5/1/2025	10,309	10,626,657
Signature Aviation US Holdings, Inc.†	4.00%		3/1/2028	27,187	24,695,311
Signature Aviation US Holdings, Inc.†	5.375%		5/1/2026	12,746	12,420,563
TransDigm, Inc.†	5.50%		11/15/2027	4,500	4,063,725
TransDigm, Inc.†	6.25%		3/15/2026	26,374	26,390,405
TransDigm, Inc.	6.375%		6/15/2026	33,411	32,176,464
Triumph Group, Inc.	5.25%		6/1/2022	19,083	15,904,459
United Technologies Corp.	4.125%		11/16/2028	31,099	34,403,904
Total					201,076,234

Air Transportation 1.37%

Air Canada 2013-1 Class A Pass Through Trust (Canada)†(f)	4.125%		11/15/2026	8,336	8,536,775
American Airlines Group, Inc.†	3.75%		3/1/2025	16,046	11,322,459
Azul Investments LLP†	5.875%		10/26/2024	40,083	22,396,577
British Airways 2018-1 Class A Pass Through Trust (United Kingdom)†(f)	4.125%		3/20/2033	8,279	7,404,348	(a)
British Airways 2018-1 Class AA Pass Through Trust (United Kingdom)†(f)	3.80%		3/20/2033	3,990	3,608,671
British Airways 2019-1 Class A Pass Through Trust (United Kingdom)†(f)	3.35%		12/15/2030	14,619	13,903,727
British Airways 2019-1 Class AA Pass Through Trust (United Kingdom)†(f)	3.30%		6/15/2034	35,882	34,196,691
Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%		10/25/2025	22,520	22,011,654

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)		Fair Value
Air Transportation (continued)

Delta Air Lines, Inc.	2.90%	10/28/2024			$2,124	$1,705,273
Delta Air Lines, Inc.	3.40%	4/19/2021			7,719	7,033,518
Delta Air Lines, Inc.	3.75%	10/28/2029			45,382	36,783,657
Delta Air Lines, Inc.	3.80%	4/19/2023			3,584	3,375,208
JetBlue 2019-1 Class A Pass Through Trust	2.95%	11/15/2029			13,467	11,404,303
United Airlines 2019-2 Class AA Pass Through Trust	2.70%	11/1/2033			17,940	16,396,478
Total						200,079,339

Auto Parts & Equipment 0.32%

Adient Global Holdings Ltd.†	4.875%	8/15/2026			18,807	13,022,437
Adient US LLC†	7.00%	5/15/2026			21,145	19,678,002
Panther BF Aggregator 2 LP/Panther Finance Co., Inc.†	8.50%	5/15/2027			17,080	14,995,386
Total						47,695,825

Automakers 0.92%

Aston Martin Capital Holdings Ltd.(d)	5.75%	4/15/2022		GBP	14,541	12,823,580
Aston Martin Capital Holdings Ltd. (Jersey)†(f)	6.50%	4/15/2022			$16,877	11,759,421
General Motors Co.	8.375%	7/15/2049			15,000	1,500	(e)
Mclaren Finance plc. (United Kingdom)†(f)	5.75%	8/1/2022			6,682	5,395,715
Tesla, Inc.†	5.30%	8/15/2025			111,041	105,072,546
Total						135,052,762

Banking 7.47%

ABN AMRO Bank NV (Netherlands)†(f)	4.75%	7/28/2025			31,461	31,723,379
AIB Group plc (Ireland)†(f)	4.263%(3 Mo. LIBOR + 1.87%) #	4/10/2025			16,837	16,956,194
AIB Group plc (Ireland)†(f)	4.75%	10/12/2023			31,394	31,135,990
Ally Financial, Inc.	4.625%	3/30/2025			22,002	21,165,594
Ally Financial, Inc.	8.00%	11/1/2031			40,182	46,412,219
ANZ New Zealand Int’l Ltd. (United Kingdom)†(f)	2.125%	7/28/2021			14,890	14,773,241
Associated Banc-Corp.	4.25%	1/15/2025			7,996	8,251,275
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(f)	6.75%(Swap rate + 5.17%) #	—	(k)		19,074	18,756,132
Bank Leumi Le-Israel BM (Israel)†(f)	3.275%(5 Yr Treasury CMT + 1.63%) #	1/29/2031			17,475	16,255,734

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
Bank of America Corp.	2.369%(3 Mo. LIBOR + .66%) #	7/21/2021		$54,846	$54,816,939
Bank of America Corp.	2.801%(3 Mo. LIBOR + 1.00%) #	4/24/2023		5,272	5,119,945
Bank of America Corp.	4.45%	3/3/2026		19,634	21,277,947
Bank of Ireland Group plc (Ireland)†(f)	4.50%	11/25/2023		31,384	31,054,996
BankUnited, Inc.	4.875%	11/17/2025		24,313	25,149,098
BBVA Bancomer SA†	5.125%(5 Yr Treasury CMT + 2.65%) #	1/18/2033		28,167	23,535,641
BBVA USA	3.875%	4/10/2025		26,897	25,509,285
BNP Paribas SA (France)†(f)	4.50%(5 Yr Treasury CMT + 2.94%) #	—	(k)	36,222	27,913,579
CIT Group, Inc.	5.25%	3/7/2025		6,988	6,857,010
CIT Group, Inc.	6.125%	3/9/2028		45,724	43,371,157
Citigroup, Inc.	2.754%(3 Mo. LIBOR + .96%) #	4/25/2022		8,818	8,636,080
Citigroup, Inc.	4.45%	9/29/2027		13,296	13,972,708
Credit Suisse Group AG (Switzerland)†(f)	5.10%(5 Yr Treasury CMT + 3.29%) #	—	(k)	28,486	22,041,043
Credit Suisse Group AG (Switzerland)†(f)	6.375%(5 Yr Treasury CMT + 4.82%) #	—	(k)	8,522	7,486,875
Fidelity National Financial, Inc.	4.50%	8/15/2028		26,914	30,960,491
Fifth Third Bancorp	8.25%	3/1/2038		8,042	10,645,362
Global Bank Corp. (Panama)†(f)	5.25%(3 Mo. LIBOR + 3.30%) #	4/16/2029		40,710	39,692,250
Goldman Sachs Group, Inc. (The)	3.50%	11/16/2026		13,667	13,998,003
Goldman Sachs Group, Inc. (The)	4.25%	10/21/2025		18,995	20,009,331
Home BancShares, Inc.	5.625%(3 Mo. LIBOR + 3.58%) #	4/15/2027		19,481	20,037,162
Huntington Bancshares, Inc.	5.70%(3 Mo. LIBOR + 2.88%) #	—	(k)	15,381	12,312,337
Huntington National Bank (The)	3.125%	4/1/2022		26,801	27,175,920
ING Groep NV (Netherlands)(f)	5.75%(5 Yr Treasury CMT + 4.34%) #	—	(k)	52,761	45,715,560
Intesa Sanpaolo SpA (Italy)†(f)	5.71%	1/15/2026		62,976	61,501,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)

JPMorgan Chase & Co.	3.54%(3 Mo. LIBOR + 1.38%) #	5/1/2028		$11,994	$12,674,777
JPMorgan Chase & Co.	3.90%	7/15/2025		17,386	18,629,908
JPMorgan Chase & Co.	4.00%(SOFR + 2.75%) #	—	(k)	3,400	2,905,725
JPMorgan Chase & Co.	4.60%(SOFR + 3.13%) #	—	(k)	6,965	6,104,474
JPMorgan Chase & Co.	6.10%(3 Mo. LIBOR + 3.33%) #	—	(k)	12,752	13,003,151
Leggett & Platt, Inc.	4.40%	3/15/2029		31,431	32,517,555
Macquarie Bank Ltd. (United Kingdom)†(f)	6.125%(5 Yr. Swap rate + 3.70%) #	—	(k)	34,980	31,511,208
Morgan Stanley	1.613%(SOFR + .70%) #	1/20/2023		8,248	7,701,782
Morgan Stanley	3.125%	7/27/2026		18,976	19,660,312
Morgan Stanley	3.625%	1/20/2027		24,804	26,282,433
Popular, Inc.	6.125%	9/14/2023		15,922	14,867,088
Royal Bank of Canada (Canada)(f)	2.196%(3 Mo. LIBOR + .36%) #	1/17/2023		5,393	5,035,212
Santander UK Group Holdings plc (United Kingdom)†(f)	4.75%	9/15/2025		36,032	35,920,411
US Bancorp	3.00%	7/30/2029		13,452	13,449,056
Washington Mutual Bank(l)	6.875%	6/15/2011		22,500	2,250	(e)
Webster Financial Corp.	4.10%	3/25/2029		27,684	29,135,254
Wells Fargo & Co.	2.911%(3 Mo. LIBOR + 1.11%) #	1/24/2023		8,994	8,382,572
Westpac Banking Corp. (Australia)(f)	4.11%(5 Yr Treasury CMT + 2.00%) #	7/24/2034		19,677	19,146,245
Total					1,101,149,750

Beverages 1.09%

Bacardi Ltd.†	2.75%	7/15/2026		20,151	19,099,151
Bacardi Ltd.†	4.70%	5/15/2028		32,381	34,695,420
Becle SAB de CV (Mexico)†(f)	3.75%	5/13/2025		15,764	15,126,745
Brown-Forman Corp.	3.50%	4/15/2025		8,956	9,564,999
Brown-Forman Corp.	4.50%	7/15/2045		18,174	21,074,333
PepsiCo, Inc.	3.60%	3/1/2024		14,292	15,498,498
Suntory Holdings Ltd. (Japan)†(f)	2.25%	10/16/2024		44,835	45,259,248
Total					160,318,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building & Construction 0.81%

Beazer Homes USA, Inc.	7.25%	10/15/2029	$15,808	$12,133,826
ITR Concession Co. LLC†	5.183%	7/15/2035	7,658	8,866,412
Lennar Corp.	4.75%	11/15/2022	15,303	15,078,658
Lennar Corp.	4.75%	5/30/2025	8,420	8,156,917
Lennar Corp.	4.75%	11/29/2027	7,613	7,636,220
PulteGroup, Inc.	6.375%	5/15/2033	27,646	28,208,997
Shea Homes LP/Shea Homes Funding Corp.†	6.125%	4/1/2025	13,841	13,823,629
Toll Brothers Finance Corp.	4.875%	3/15/2027	12,916	12,186,795
Toll Brothers Finance Corp.	5.625%	1/15/2024	14,213	13,768,773
Total				119,860,227

Building Materials 0.52%

Allegion plc (Ireland)(f)	3.50%	10/1/2029	11,813	11,524,393
Hillman Group, Inc. (The)†	6.375%	7/15/2022	16,692	13,097,979
Owens Corning, Inc.	4.30%	7/15/2047	26,681	22,921,055
Owens Corning, Inc.	4.40%	1/30/2048	15,778	13,538,601
Vulcan Materials Co.	4.50%	6/15/2047	14,595	14,777,079
Total				75,859,107

Cable & Satellite Television 3.16%

Altice France SA (France)†(f)	8.125%	2/1/2027	39,761	41,671,516
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	83,655	84,660,533
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	61,221	62,197,475
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	15,739	16,191,575
CSC Holdings LLC†	5.50%	4/15/2027	27,834	28,959,885
CSC Holdings LLC†	5.75%	1/15/2030	23,298	23,582,469
CSC Holdings LLC†	6.50%	2/1/2029	13,352	14,475,103
CSC Holdings LLC†	10.875%	10/15/2025	16,727	18,117,432
DISH DBS Corp.	7.75%	7/1/2026	118,716	122,639,564
LCPR Senior Secured Financing DAC (Ireland)†(f)	6.75%	10/15/2027	15,074	14,931,551
Ziggo BV (Netherlands)†(f)	5.50%	1/15/2027	37,690	37,899,179
Total				465,326,282

Chemicals 0.74%

CF Industries, Inc.†	4.50%	12/1/2026	23,920	25,260,701
CNAC HK Finbridge Co. Ltd. (Hong Kong)(f)	4.125%	7/19/2027	31,514	32,731,574

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value
Chemicals (continued)

FMC Corp.	3.45%	10/1/2029		$13,468	$13,558,949
OCI NV (Netherlands)†(f)	6.625%	4/15/2023		13,200	12,144,000
Yingde Gases Investment Ltd. (Hong Kong)†(f)	6.25%	1/19/2023		27,120	25,014,834
Total					108,710,058

Consumer/Commercial/Lease Financing 1.68%

AerCap Holdings NV (Ireland)(f)	5.875%(5 Yr Treasury CMT + 4.54%) #	10/10/2079		13,326	9,265,901
American Tower Corp.	2.95%	1/15/2025		44,909	44,945,370
Nationstar Mortgage Holdings, Inc.†	6.00%	1/15/2027		14,444	12,358,648
Navient Corp.	5.00%	3/15/2027		47,787	41,440,886
Navient Corp.	6.125%	3/25/2024		31,847	30,016,753
Navient Corp.	6.75%	6/25/2025		32,744	30,370,060
Navient Corp.	6.75%	6/15/2026		29,958	27,727,627
Quicken Loans, Inc.†	5.25%	1/15/2028		15,000	14,771,512
Springleaf Finance Corp.	5.375%	11/15/2029		39,637	36,508,452
Total					247,405,209

Department Stores 0.22%

Seven & i Holdings Co. Ltd. (Japan)†(f)	3.35%	9/17/2021		31,997	32,498,872

Discount Stores 1.10%

Amazon.com, Inc.	3.15%	8/22/2027		28,837	31,655,949
Amazon.com, Inc.	4.25%	8/22/2057		20,632	28,648,044
Amazon.com, Inc.	4.80%	12/5/2034		28,691	37,366,988
Amazon.com, Inc.	5.20%	12/3/2025		53,869	64,600,713
Total					162,271,694

Diversified Capital Goods 1.36%

BCD Acquisition, Inc.†	9.625%	9/15/2023		15,903	13,278,528
Dover Corp.	2.95%	11/4/2029		17,664	17,727,939
General Electric Co.	2.70%	10/9/2022		42,741	42,095,321
General Electric Co.	3.10%	1/9/2023		25,636	26,070,997
General Electric Co.	5.00%(3 Mo. LIBOR + 3.33%) #	—	(k)	48,829	40,375,479

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Diversified Capital Goods (continued)

Siemens Financieringsmaatschappij NV (Netherlands)†(f)	3.25%	5/27/2025	$13,036	$13,613,710
SPX FLOW, Inc.†	5.625%	8/15/2024	8,609	8,426,016
SPX FLOW, Inc.†	5.875%	8/15/2026	14,947	14,476,805
Westinghouse Air Brake Technologies Corp.	3.45%	11/15/2026	17,989	16,632,247
Westinghouse Air Brake Technologies Corp.	4.95%	9/15/2028	8,995	8,289,774
Total				200,986,816

Electric: Distribution/Transportation 0.58%

Adani Transmission Ltd. (India)†(f)	4.25%	5/21/2036	13,508	12,216,725
Atlantic City Electric Co.	4.00%	10/15/2028	13,493	14,519,135
Oklahoma Gas & Electric Co.	3.85%	8/15/2047	10,634	10,109,216
Oklahoma Gas & Electric Co.	4.15%	4/1/2047	11,379	11,146,056
State Grid Overseas Investment 2016 Ltd.†	3.50%	5/4/2027	35,150	37,666,452
Total				85,657,584

Electric: Generation 1.58%

Acwa Power Management & Investments One Ltd. (Saudi Arabia)†(f)	5.95%	12/15/2039	9,739	8,862,490
Adani Renewable Energy RJ Ltd./Kodangal Solar Parks Pvt Ltd/Wardha Solar Maharash (India)†(f)	4.625%	10/15/2039	8,400	7,623,000
Calpine Corp.†	5.125%	3/15/2028	5,076	4,707,990
Calpine Corp.†	5.25%	6/1/2026	10,457	10,007,009
Clearway Energy Operating LLC†	4.75%	3/15/2028	8,966	8,349,588
Clearway Energy Operating LLC	5.75%	10/15/2025	15,737	15,678,065
Exelon Corp.	4.05%	4/15/2030	11,219	11,133,788
Greenko Solar Mauritius Ltd. (Mauritius)†(f)	5.95%	7/29/2026	11,663	9,677,416
NextEra Energy Operating Partners LP†	3.875%	10/15/2026	46,654	44,583,589
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	19,300	18,951,973
NRG Energy, Inc.	5.75%	1/15/2028	45,435	46,595,864
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	18,747	18,910,644
TerraForm Power Operating LLC†	4.75%	1/15/2030	19,948	19,460,271
TerraForm Power Operating LLC†	5.00%	1/31/2028	7,569	7,972,806
Total				232,514,493

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated 3.39%

AES Corp. (The)	4.50%	3/15/2023	$12,314	$12,144,744
AES Corp. (The)	5.125%	9/1/2027	12,496	12,596,343
Arizona Public Service Co.	2.95%	9/15/2027	13,385	13,459,143
Ausgrid Finance Pty Ltd. (Australia)†(f)	4.35%	8/1/2028	13,786	15,561,273
Avangrid, Inc.	3.80%	6/1/2029	6,282	6,444,649
Black Hills Corp.	4.35%	5/1/2033	13,491	16,543,841
Dayton Power & Light Co. (The)†	3.95%	6/15/2049	10,775	11,021,545
DPL, Inc.†	4.35%	4/15/2029	17,956	17,145,786
El Paso Electric Co.	5.00%	12/1/2044	20,062	24,004,922
Electricite de France SA (France)†(f)	3.625%	10/13/2025	13,500	13,922,122
Electricite de France SA (France)†(f)	4.50%	9/21/2028	14,507	16,020,984
Empresa de Transmision Electrica SA (Panama)†(f)	5.125%	5/2/2049	14,430	14,723,001
Empresas Publicas de Medellin ESP (Colombia)†(f)	4.25%	7/18/2029	9,449	8,135,991
Enel Finance International NV (Netherlands)†(f)	2.65%	9/10/2024	28,508	27,269,035
Enel Finance International NV (Netherlands)†(f)	3.50%	4/6/2028	45,048	45,348,059
Entergy Arkansas LLC	4.00%	6/1/2028	18,151	19,706,538
Entergy Arkansas LLC	4.95%	12/15/2044	16,883	18,014,645
Entergy Louisiana LLC	4.00%	3/15/2033	10,745	11,944,785
Entergy Mississippi LLC	2.85%	6/1/2028	19,150	19,289,640
Florida Power & Light Co.	2.85%	4/1/2025	15,868	16,698,613
Indianapolis Power & Light Co.†	4.05%	5/1/2046	24,503	25,801,993
Louisville Gas & Electric Co.	4.375%	10/1/2045	15,039	16,925,260
Monongahela Power Co.†	3.55%	5/15/2027	13,657	14,609,326
NRG Energy, Inc.†	3.75%	6/15/2024	27,446	27,246,405
NRG Energy, Inc.†	5.25%	6/15/2029	7,483	7,749,021
Ohio Power Co.	4.00%	6/1/2049	13,988	14,497,870
Ohio Power Co.	4.15%	4/1/2048	12,877	13,585,984
Puget Sound Energy, Inc.	4.223%	6/15/2048	13,467	15,640,432
Rochester Gas & Electric Corp.†	3.10%	6/1/2027	13,724	13,552,960
Sierra Pacific Power Co.	2.60%	5/1/2026	9,730	9,750,193
Total				499,355,103

Electronics 1.44%

Amphenol Corp.	2.05%	3/1/2025	13,443	12,756,842
Amphenol Corp.	2.80%	2/15/2030	31,417	28,786,006
KLA Corp.	4.10%	3/15/2029	29,229	31,921,519
Lam Research Corp.	4.875%	3/15/2049	17,958	23,407,418

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics (continued)

Micron Technology, Inc.	5.327%	2/6/2029	$25,257	$27,781,803
NVIDIA Corp.	3.20%	9/16/2026	29,939	32,444,458
Trimble, Inc.	4.75%	12/1/2024	31,261	32,909,040
Xilinx, Inc.	2.95%	6/1/2024	22,061	22,032,231
Total				212,039,317

Energy: Exploration & Production 1.88%

Apache Corp.	4.25%	1/15/2030	31,384	16,682,967
Berry Petroleum Co. LLC†	7.00%	2/15/2026	18,176	7,425,668
Callon Petroleum Co.	6.125%	10/1/2024	17,958	3,322,230
Centennial Resource Production LLC†	5.375%	1/15/2026	26,979	6,705,428
Centennial Resource Production LLC†	6.875%	4/1/2027	33,567	8,457,793
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	15,868	11,062,813
Endeavor Energy Resources LP/EER Finance, Inc.†	5.75%	1/30/2028	15,020	10,296,961
HighPoint Operating Corp.	7.00%	10/15/2022	16,592	8,684,850
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	19,212	9,005,529
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	20,006	8,973,541
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(f)	6.375%	6/1/2028	23,608	15,948,384
Indigo Natural Resources LLC†	6.875%	2/15/2026	27,082	18,079,266
Jagged Peak Energy LLC	5.875%	5/1/2026	15,687	11,842,391
Laredo Petroleum, Inc.	9.50%	1/15/2025	461	186,129
Laredo Petroleum, Inc.	10.125%	1/15/2028	25,212	9,769,650
MEG Energy Corp. (Canada)†(f)	7.00%	3/31/2024	20,154	9,422,096
MEG Energy Corp. (Canada)†(f)	7.125%	2/1/2027	48,847	24,667,735
Murphy Oil Corp.	5.75%	8/15/2025	14,826	8,026,129
Murphy Oil Corp.	5.875%	12/1/2027	15,253	8,031,467
Murphy Oil Corp.	6.875%	8/15/2024	10,558	6,321,655
Oasis Petroleum, Inc.†	6.25%	5/1/2026	9,590	1,607,044
Oasis Petroleum, Inc.	6.875%	3/15/2022	16,738	3,431,290
OGX Austria GmbH (Brazil)†(f)(l)	8.50%	6/1/2018	20,000	400
Parsley Energy LLC/Parsley Finance Corp.†	5.375%	1/15/2025	3,519	2,744,644
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	23,096	16,410,863
PDC Energy, Inc.	5.75%	5/15/2026	13,302	7,538,576
SM Energy Co.	6.625%	1/15/2027	22,859	6,812,725
SM Energy Co.	6.75%	9/15/2026	17,841	5,504,707
Texaco Capital, Inc.	8.625%	11/15/2031	11,023	17,279,668
W&T Offshore, Inc.†	9.75%	11/1/2023	14,950	3,625,824
WPX Energy, Inc.	5.25%	10/15/2027	15,243	8,468,249
Total				276,336,672

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Environmental 0.08%

Waste Pro USA, Inc.†	5.50%	2/15/2026	$13,381	$12,508,124

Food & Drug Retailers 0.35%

Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC†	4.625%	1/15/2027	10,224	10,229,623
Albertsons Cos, Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC†	4.875%	2/15/2030	17,549	17,505,128
Rite Aid Corp.†	6.125%	4/1/2023	28,216	24,477,380
Total				52,212,131

Food: Wholesale 2.19%

Arcor SAIC (Argentina)†(f)	6.00%	7/6/2023	26,221	19,462,799
BRF SA (Brazil)†(f)	4.875%	1/24/2030	17,826	15,054,057
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	25,074	23,004,643
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(f)	5.625%	8/15/2026	18,758	14,979,060
General Mills, Inc.	2.875%	4/15/2030	7,342	7,356,625
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028	49,605	53,228,645
Kraft Heinz Foods Co.†	3.75%	4/1/2030	10,503	10,041,955
Kraft Heinz Foods Co.	4.375%	6/1/2046	18,370	16,654,683
Kraft Heinz Foods Co.	4.625%	1/30/2029	5,403	5,458,054
Kraft Heinz Foods Co.	5.00%	7/15/2035	12,508	12,519,285
Kraft Heinz Foods Co.	5.00%	6/4/2042	18,238	17,366,366
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	12,447	12,338,151
McCormick & Co., Inc.	4.20%	8/15/2047	21,326	23,399,567
MHP Lux SA (Luxembourg)†(f)	6.95%	4/3/2026	16,630	13,493,233
Performance Food Group, Inc.†	5.50%	10/15/2027	15,421	14,419,792
Smithfield Foods, Inc.†	5.20%	4/1/2029	34,832	35,155,372
Sysco Corp.	2.40%	2/15/2030	17,926	14,821,347
Sysco Corp.	5.65%	4/1/2025	3,233	3,369,910
Sysco Corp.	6.60%	4/1/2050	10,289	11,217,983
Total				323,341,527

Forestry/Paper 0.08%

Norbord, Inc. (Canada)†(f)	6.25%	4/15/2023	12,245	11,923,508

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gaming 1.51%

Boyd Gaming Corp.†	4.75%	12/1/2027	$11,657	$9,681,721
Boyd Gaming Corp.	6.00%	8/15/2026	13,793	11,979,807
Churchill Downs, Inc.†	5.50%	4/1/2027	2,668	2,529,397
Eldorado Resorts, Inc.	6.00%	4/1/2025	7,234	6,555,849
Eldorado Resorts, Inc.	6.00%	9/15/2026	13,521	12,278,718
Everi Payments, Inc.†	7.50%	12/15/2025	10,576	8,130,247
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028	18,808	16,751,674
Golden Nugget, Inc.†	6.75%	10/15/2024	3,596	2,291,947
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	7,022	5,977,442
Las Vegas Sands Corp.	3.90%	8/8/2029	15,210	13,232,843
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	16,392	12,273,428
Penn National Gaming, Inc.†	5.625%	1/15/2027	25,676	19,267,591
Scientific Games International, Inc.†	7.00%	5/15/2028	16,124	10,005,748
Scientific Games International, Inc.†	7.25%	11/15/2029	16,014	9,999,942
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(f)	7.00%	7/15/2026	13,242	12,523,622
Station Casinos LLC†	5.00%	10/1/2025	27,359	22,990,041
Wynn Macau Ltd. (Macau)†(f)	5.125%	12/15/2029	17,912	15,180,420
Wynn Macau Ltd. (Macau)†(f)	5.50%	10/1/2027	33,682	30,111,119
Total				221,761,556

Gas Distribution 1.34%

Buckeye Partners LP	6.375%(3 Mo. LIBOR + 4.02%) #	1/22/2078	31,990	14,725,157
Dominion Energy Gas Holdings LLC	3.60%	12/15/2024	12,050	12,432,459
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	18,069	18,745,293
Midwest Connector Capital Co. LLC†	4.625%	4/1/2029	31,439	30,369,252
NGPL PipeCo LLC†	4.875%	8/15/2027	32,573	29,076,247
Northern Natural Gas Co.†	4.30%	1/15/2049	20,972	21,920,865
ONE Gas, Inc.	4.50%	11/1/2048	13,497	15,937,261
Sabal Trail Transmission LLC†	4.246%	5/1/2028	20,166	19,933,656
Southern Star Central Corp.†	5.125%	7/15/2022	10,145	10,045,471
Transportadora de Gas Internacional SA ESP (Colombia)†(f)	5.55%	11/1/2028	24,773	24,030,863
Total				197,216,524

Health Facilities 2.90%

AHP Health Partners, Inc.†	9.75%	7/15/2026	15,527	13,568,958
Ascension Health	3.945%	11/15/2046	8,881	10,358,472
CHS/Community Health Systems, Inc.†	8.125%	6/30/2024	19,548	13,690,442

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)

Dignity Health	3.812%	11/1/2024	$7,500	$7,952,761
HCA, Inc.	5.50%	6/15/2047	50,149	54,970,725
HCA, Inc.	7.05%	12/1/2027	3,490	3,607,788
HCA, Inc.	7.58%	9/15/2025	5,778	5,980,230
HCA, Inc.	7.69%	6/15/2025	12,776	13,526,526
HCA, Inc.	8.36%	4/15/2024	2,295	2,375,325
LifePoint Health, Inc.†	4.375%	2/15/2027	23,505	22,317,997
MEDNAX, Inc.†	6.25%	1/15/2027	27,016	21,884,986
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	28,034	34,029,008
Mount Sinai Hospitals Group, Inc.	3.737%	7/1/2049	21,163	21,818,686
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	14,011	13,696,803
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	16,078	19,301,300
NYU Langone Hospitals	4.368%	7/1/2047	12,348	13,250,850
Providence St. Joseph Health Obligated Group	2.532%	10/1/2029	14,960	14,693,699
Rede D’or Finance Sarl (Luxembourg)†(f)	4.95%	1/17/2028	20,352	18,658,714
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	20,282	19,363,732
Surgery Center Holdings, Inc.†	10.00%	4/15/2027	15,305	10,844,243
Tenet Healthcare Corp.	5.125%	5/1/2025	20,960	19,964,400
Tenet Healthcare Corp.†	4.875%	1/1/2026	11,230	10,738,688
Tenet Healthcare Corp.†	6.25%	2/1/2027	42,711	41,803,391
Tenet Healthcare Corp.	6.75%	6/15/2023	19,692	18,289,043
Total				426,686,767

Health Services 0.57%

CVS Health Corp.	3.625%	4/1/2027	13,462	13,816,270
DaVita, Inc.	5.00%	5/1/2025	14,587	14,659,133
Hadrian Merger Sub, Inc.†	8.50%	5/1/2026	16,256	12,249,587
Montefiore Obligated Group	5.246%	11/1/2048	18,042	18,675,199
Verscend Escrow Corp.†	9.75%	8/15/2026	23,792	23,927,496
Total				83,327,685

Hotels 0.50%

Hilton Domestic Operating Co., Inc.	4.875%	1/15/2030	18,327	15,705,643
Hilton Domestic Operating Co., Inc.	5.125%	5/1/2026	42,165	40,733,182
Wyndham Destinations, Inc.	5.75%	4/1/2027	8,665	7,309,296
Wyndham Destinations, Inc.	6.35%	10/1/2025	12,105	10,274,058
Total				74,022,179

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Insurance Brokerage 0.22%

Farmers Insurance Exchange†	4.747%(3 Mo. LIBOR + 3.23%) #	11/1/2057	$15,790	$16,853,099
HUB International Ltd.†	7.00%	5/1/2026	15,861	15,822,537
Total				32,675,636

Integrated Energy 0.90%

Cenovus Energy, Inc. (Canada)(f)	5.40%	6/15/2047	55,330	25,250,953
Exxon Mobil Corp.	3.043%	3/1/2026	23,752	25,157,429
Hess Corp.	5.60%	2/15/2041	33,949	23,287,339
Hess Corp.	5.80%	4/1/2047	25,860	17,029,909
Shell International Finance BV (Netherlands)(f)	6.375%	12/15/2038	28,912	41,387,306
Total				132,112,936

Investments & Miscellaneous Financial Services 0.46%

AG Issuer LLC†	6.25%	3/1/2028	7,470	6,330,825
AI Candelaria Spain SLU (Spain)†(f)	7.50%	12/15/2028	14,296	10,701,164
Global Aircraft Leasing Co. Ltd. PIK 7.25%†	6.50%	9/15/2024	28,007	18,246,561
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	27,236	24,947,835
Power Finance Corp. Ltd. (India)†(f)	6.15%	12/6/2028	6,909	6,970,000
Total				67,196,385

Life Insurance 0.50%

AIA Group Ltd. (Hong Kong)†(b)	3.375%	4/7/2030	10,612	10,741,594
Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047	28,610	24,335,154
Nuveen Finance LLC†	4.125%	11/1/2024	7,927	7,584,838
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047	17,804	17,181,871
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	12,705	14,510,475
Total				74,353,932

Machinery 0.30%

Itron, Inc.†	5.00%	1/15/2026	14,399	13,802,054
Roper Technologies, Inc.	4.20%	9/15/2028	19,379	20,908,469
Xylem, Inc.	3.25%	11/1/2026	8,884	9,425,796
Total				44,136,319

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Managed Care 1.00%

Centene Corp.†	3.375%	2/15/2030		$22,765	$21,256,819
Centene Corp.†	4.25%	12/15/2027		17,954	18,087,757
Centene Corp.†	4.625%	12/15/2029		16,030	16,199,116
Centene Corp.	4.75%	1/15/2025		8,928	9,095,445
Centene Corp.†	5.375%	6/1/2026		20,972	21,719,862
Kaiser Foundation Hospitals	4.15%	5/1/2047		17,628	20,576,947
Molina Healthcare, Inc.†	4.875%	6/15/2025		19,176	18,864,294
MPH Acquisition Holdings LLC†	7.125%	6/1/2024		24,490	21,490,710
Total					147,290,950

Media: Content 1.73%

AMC Networks, Inc.	4.75%	8/1/2025		27,032	26,457,705
Diamond Sports Group LLC/Diamond Sports Finance Co.†	5.375%	8/15/2026		21,419	17,523,783
Gray Television, Inc.†	5.875%	7/15/2026		9,833	9,521,786
Netflix, Inc.(d)	3.625%	5/15/2027	EUR	50,197	55,251,517
Netflix, Inc.(d)	3.625%	6/15/2030	EUR	5,000	5,418,457
Netflix, Inc.†(d)	3.625%	6/15/2030	EUR	13,504	14,634,167
Netflix, Inc.†(d)	3.875%	11/15/2029	EUR	9,011	9,781,461
Netflix, Inc.	4.875%	4/15/2028		$36,655	37,665,762
Netflix, Inc.	5.50%	2/15/2022		5,323	5,456,075
Nexstar Broadcasting, Inc.†	5.625%	7/15/2027		21,469	21,105,100
Sirius XM Radio, Inc.†	5.00%	8/1/2027		11,533	11,768,850
Sirius XM Radio, Inc.†	5.375%	7/15/2026		10,495	10,702,539
Univision Communications, Inc.†	5.125%	2/15/2025		33,820	29,085,200
Total					254,372,402

Media: Diversified 0.44%

Cable Onda SA (Panama)†(f)	4.50%	1/30/2030		17,683	15,659,180
Prosus NV (Netherlands)†(f)	3.68%	1/21/2030		28,534	25,917,846
TWDC Enterprises 18 Corp.	2.35%	12/1/2022		22,526	22,917,228
Total					64,494,254

Medical Products 0.40%

Baxter International, Inc.†	3.75%	10/1/2025		13,842	14,729,947
Boston Scientific Corp.	7.00%	11/15/2035		16,135	21,887,934
Edwards Lifesciences Corp.	4.30%	6/15/2028		20,927	22,865,012
Total					59,482,893

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) 0.99%

Baffinland Iron Mines Corp./Baffinland Iron Mines LP (Canada)†(f)	8.75%	7/15/2026	$18,211	$16,288,829
Freeport-McMoRan, Inc.	3.875%	3/15/2023	65,271	62,578,898
Freeport-McMoRan, Inc.	4.125%	3/1/2028	11,761	10,339,565
Freeport-McMoRan, Inc.	4.25%	3/1/2030	12,291	10,724,512
Freeport-McMoRan, Inc.	5.25%	9/1/2029	11,700	11,089,845
Hecla Mining Co.	7.25%	2/15/2028	11,182	9,929,616
Mirabela Nickel Ltd. (Australia)	1.00%	9/10/2044	185	18	(e)
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	16,848	14,278,175
Warrior Met Coal, Inc.†	8.00%	11/1/2024	12,995	10,810,216
Total				146,039,674

Monoline Insurance 0.08%

MGIC Investment Corp.	5.75%	8/15/2023	11,820	11,046,558

Multi-Line Insurance 0.10%

Assurant, Inc.	3.70%	2/22/2030	14,558	14,313,158

Non-Electric Utilities 0.08%

Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	11,916	12,321,819

Oil Field Equipment & Services 0.52%

Abu Dhabi Crude Oil Pipeline LLC (United Arab Emirates)†(f)	4.60%	11/2/2047	28,472	28,366,397
Nabors Industries Ltd.†	7.25%	1/15/2026	10,019	3,481,603
Nabors Industries Ltd.†	7.50%	1/15/2028	6,721	2,201,128
Oceaneering International, Inc.	4.65%	11/15/2024	11,763	4,793,422
Oceaneering International, Inc.	6.00%	2/1/2028	25,383	9,936,366
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	6,547	5,704,194
Transocean Pontus Ltd.†	6.125%	8/1/2025	11,838	9,677,042
Transocean Proteus Ltd.†	6.25%	12/1/2024	9,275	7,501,110
Transocean, Inc.	6.80%	3/15/2038	20,269	4,819,968
Total				76,481,230

Oil Refining & Marketing 0.56%

Citgo Holding, Inc.†	9.25%	8/1/2024	21,838	17,961,755
PBF Holding Co. LLC / PBF Finance Corp.†	6.00%	2/15/2028	17,350	11,798,000
Saudi Arabian Oil Co. (Saudi Arabia)†(f)	4.375%	4/16/2049	53,093	53,012,993
Total				82,772,748

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Packaging 0.38%

Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	$11,810	$12,206,137
Mauser Packaging Solutions Holding Co.†	7.25%	4/15/2025	24,443	18,699,628
Sealed Air Corp.†	6.875%	7/15/2033	12,427	12,557,701
Trivium Packaging Finance BV (Netherlands)†(f)	5.50%	8/15/2026	12,480	12,487,763
Total				55,951,229

Personal & Household Products 1.52%

Coty, Inc.†	6.50%	4/15/2026	19,236	17,169,573
Hasbro, Inc.	3.90%	11/19/2029	44,903	40,680,757
Hasbro, Inc.	5.10%	5/15/2044	24,241	20,328,962
Mattel, Inc.†	5.875%	12/15/2027	16,278	16,693,903
Mattel, Inc.†	6.75%	12/31/2025	23,059	23,664,414
Newell Brands, Inc.	4.20%	4/1/2026	76,643	75,136,885
Newell Brands, Inc.	5.625%	4/1/2036	15,478	15,414,512
SC Johnson & Son, Inc.†	4.75%	10/15/2046	12,635	15,049,917
Total				224,138,923

Pharmaceuticals 0.96%

AbbVie, Inc.†	3.20%	11/21/2029	26,942	27,652,603
AbbVie, Inc.†	4.25%	11/21/2049	14,179	15,492,615
Bausch Health Americas, Inc.†	8.50%	1/31/2027	18,551	19,488,753
Bausch Health Cos, Inc.†	5.00%	1/30/2028	8,405	8,020,051
Bausch Health Cos, Inc.†	5.25%	1/30/2030	10,346	9,751,105
Bausch Health Cos., Inc.†	6.125%	4/15/2025	8,609	8,533,714
Bausch Health Cos., Inc.†	7.00%	3/15/2024	12,232	12,614,311
Pfizer, Inc.	2.625%	4/1/2030	13,461	14,143,429
Teva Pharmaceutical Finance Co. BV (Curacao)(f)	2.95%	12/18/2022	10,936	10,084,742
Teva Pharmaceutical Finance Co. BV (Curacao)(f)	3.65%	11/10/2021	1,682	1,626,074
Zoetis, Inc.	3.90%	8/20/2028	13,486	14,057,764
Total				141,465,161

Property & Casualty 0.33%

Allstate Corp. (The)	3.28%	12/15/2026	13,471	14,006,332
Arch Capital Finance LLC	4.011%	12/15/2026	13,319	13,487,933
Selective Insurance Group, Inc.	5.375%	3/1/2049	19,241	20,393,142
Total				47,887,407

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Rail 0.37%

Central Japan Railway Co. (Japan)†(f)	4.25%	11/24/2045	$17,006	$21,339,796
China Railway Xunjie Co. Ltd. (China)(f)	3.25%	7/28/2026	13,800	14,552,026
Rumo Luxembourg Sarl (Luxembourg)†(f)	5.875%	1/18/2025	20,674	19,252,559
Total				55,144,381

Real Estate Development & Management 0.26%

Kaisa Group Holdings Ltd. (China)(f)	9.375%	6/30/2024	17,500	13,562,291
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(f)	3.875%	3/20/2027	23,275	24,302,361
Total				37,864,652

Real Estate Investment Trusts 1.75%

Alexandria Real Estate Equities, Inc.	3.80%	4/15/2026	6,288	6,322,309
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	14,750	15,140,646
Brixmor Operating Partnership LP	4.125%	5/15/2029	24,245	24,911,691
CyrusOne LP / CyrusOne Finance Corp.	3.45%	11/15/2029	3,104	2,757,159
EPR Properties	4.50%	6/1/2027	13,546	12,173,916
Goodman US Finance Four LLC†	4.50%	10/15/2037	12,258	14,941,168
Goodman US Finance Three LLC†	3.70%	3/15/2028	7,763	7,328,369
Hudson Pacific Properties LP	3.25%	1/15/2030	31,446	29,186,193
Hudson Pacific Properties LP	3.95%	11/1/2027	20,493	19,568,630
Hudson Pacific Properties LP	4.65%	4/1/2029	8,167	8,399,259
Kimco Realty Corp.	3.70%	10/1/2049	18,345	15,030,287
National Retail Properties, Inc.	4.30%	10/15/2028	20,243	20,665,349
Prologis LP	3.875%	9/15/2028	8,980	9,313,832
Prologis LP	4.375%	2/1/2029	12,550	14,138,074
Spirit Realty LP	3.40%	1/15/2030	32,060	27,644,530
Spirit Realty LP	4.00%	7/15/2029	14,692	14,405,079
VEREIT Operating Partnership LP	4.875%	6/1/2026	17,065	16,472,717
Total				258,399,208

Recreation & Travel 0.36%

Motion Bondco DAC (Ireland)†(f)	6.625%	11/15/2027	8,041	5,829,725
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	3,137	1,980,076
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	16,918	12,533,680
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	18,091	15,535,556
Viking Cruises Ltd.†	5.875%	9/15/2027	29,654	17,515,432
Total				53,394,469

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Reinsurance 0.66%

AXIS Specialty Finance plc (United Kingdom)(f)	5.15%	4/1/2045	$21,094	$23,214,644
Berkshire Hathaway, Inc.	2.75%	3/15/2023	7,903	8,235,883
Berkshire Hathaway, Inc.	3.125%	3/15/2026	7,903	8,485,393
PartnerRe Finance B LLC	3.70%	7/2/2029	26,944	30,523,863
Transatlantic Holdings, Inc.	8.00%	11/30/2039	17,809	26,530,576
Total				96,990,359

Restaurants 0.81%

Darden Restaurants, Inc.	4.55%	2/15/2048	13,481	10,544,380
IRB Holding Corp.†	6.75%	2/15/2026	24,585	19,580,908
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027	25,312	23,969,641
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	14,574	14,373,680
McDonald’s Corp.	3.30%	7/1/2025	5,769	5,978,850
Starbucks Corp.	4.45%	8/15/2049	39,350	45,162,412
Total				119,609,871

Software/Services 2.45%

Autodesk, Inc.	3.50%	6/15/2027	27,008	27,853,275
Banff Merger Sub, Inc.†	9.75%	9/1/2026	15,289	13,570,134
Global Payments, Inc.	4.15%	8/15/2049	22,442	21,741,154
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027	11,226	11,391,583
GrubHub Holdings, Inc.†	5.50%	7/1/2027	17,074	15,205,251
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025	13,134	13,117,517
Match Group, Inc.†	5.00%	12/15/2027	22,260	21,448,456
Microsoft Corp.	3.125%	11/3/2025	40,202	44,125,732
Microsoft Corp.	3.30%	2/6/2027	26,383	29,347,728
PTC, Inc.†	3.625%	2/15/2025	9,220	8,689,850
PTC, Inc.†	4.00%	2/15/2028	15,408	14,911,862
salesforce.com, Inc.	3.70%	4/11/2028	17,807	19,697,031
Tencent Holdings Ltd. (China)†(f)	3.595%	1/19/2028	19,777	21,045,960
Tencent Holdings Ltd. (China)†(f)	3.925%	1/19/2038	23,479	26,582,708
VeriSign, Inc.	4.75%	7/15/2027	21,815	22,730,139
VeriSign, Inc.	5.25%	4/1/2025	15,945	16,403,498
Veritas US, Inc. / Veritas Bermuda Ltd.†	10.50%	2/1/2024	20,022	17,043,627
Visa, Inc.	3.15%	12/14/2025	14,645	15,990,061
Total				360,895,566

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail 1.42%

Asbury Automotive Group, Inc.†	4.50%	3/1/2028	$9,238	$7,921,585
Asbury Automotive Group, Inc.†	4.75%	3/1/2030	2,253	1,931,947
Best Buy Co., Inc.	4.45%	10/1/2028	18,906	19,443,020
Carvana Co.†	8.875%	10/1/2023	133	126,678
eG Global Finance plc (United Kingdom)†(f)	8.50%	10/30/2025	22,482	20,149,605
JD.com, Inc. (China)(f)	3.375%	1/14/2030	16,606	16,650,784
JD.com, Inc. (China)(f)	4.125%	1/14/2050	15,650	16,058,684
Murphy Oil USA, Inc.	4.75%	9/15/2029	14,991	14,137,263
NIKE, Inc.	2.40%	3/27/2025	20,735	21,509,194
PetSmart, Inc.†	5.875%	6/1/2025	15,768	15,649,740
PetSmart, Inc.†	7.125%	3/15/2023	17,395	16,516,552
Tiffany & Co.	4.90%	10/1/2044	24,318	32,990,697
Under Armour, Inc.	3.25%	6/15/2026	16,094	13,679,047
WW International, Inc.†	8.625%	12/1/2025	14,318	12,402,896
Total				209,167,692

Steel Producers/Products 0.35%

Allegheny Technologies, Inc.	7.875%	8/15/2023	17,595	17,084,129
CSN Islands XI Corp.†	6.75%	1/28/2028	26,705	17,224,458
CSN Resources SA (Brazil)†(f)	7.625%	4/17/2026	15,335	10,071,338
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	6,884	6,453,605
Total				50,833,530

Support: Services 2.17%

Ahern Rentals, Inc.†	7.375%	5/15/2023	20,365	11,786,142
Ashtead Capital, Inc.†	4.375%	8/15/2027	15,655	14,520,013
Brand Industrial Service, Inc.†	8.50%	7/15/2025	24,863	19,708,154
Brink’s Co. (The)†	4.625%	10/15/2027	27,980	26,006,501
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	8,223	10,241,541
Cloud Crane LLC†	10.125%	8/1/2024	15,146	12,022,213
Georgetown University (The)	2.943%	4/1/2050	17,968	17,428,443
IHS Markit Ltd. (United Kingdom)†(f)	4.00%	3/1/2026	29,435	29,409,980
IHS Markit Ltd. (United Kingdom)(f)	4.25%	5/1/2029	6,511	6,909,864
IHS Markit Ltd. (United Kingdom)(f)	4.75%	8/1/2028	21,574	22,728,802

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services (continued)

Johns Hopkins University	2.813%	1/1/2060	$10,114	$9,179,016
Marble II Pte Ltd. (Singapore)†(f)	5.30%	6/20/2022	15,805	14,207,591
Metropolitan Museum of Art (The)	3.40%	7/1/2045	26,471	32,727,834
Presidio Holdings, Inc.†	4.875%	2/1/2027	1,463	1,324,929
Ritchie Bros Auctioneers, Inc. (Canada)†(f)	5.375%	1/15/2025	13,118	13,331,233
Uber Technologies, Inc.†	8.00%	11/1/2026	15,289	15,182,474
United Rentals North America, Inc.	4.625%	10/15/2025	11,437	10,879,389
United Rentals North America, Inc.	4.875%	1/15/2028	21,596	21,067,978
United Rentals North America, Inc.	5.875%	9/15/2026	6,713	6,849,777
University of Chicago (The)	2.761%	4/1/2045	5,135	4,864,867
WeWork Cos., Inc.†	7.875%	5/1/2025	50,858	19,197,369
Total				319,574,110

Technology Hardware & Equipment 0.84%

Apple, Inc.	1.80%	9/11/2024	22,440	22,888,954
Apple, Inc.	3.00%	6/20/2027	26,927	29,198,411
CDW LLC/CDW Finance Corp.	4.25%	4/1/2028	4,583	4,631,351
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	15,000	15,728,175
Motorola Solutions, Inc.	4.60%	5/23/2029	17,963	18,906,612
Western Digital Corp.	4.75%	2/15/2026	32,314	32,968,358
Total				124,321,861

Telecommunications: Satellite 0.55%

Connect Finco SARL/Connect US Finco LLC (Luxembourg)†(f)	6.75%	10/1/2026	29,167	24,208,610
Hughes Satellite Systems Corp.	5.25%	8/1/2026	21,000	20,969,393
Intelsat Jackson Holdings SA (Luxembourg)(f)	5.50%	8/1/2023	20,902	12,985,472
Intelsat Jackson Holdings SA (Luxembourg)†(f)	8.50%	10/15/2024	35,976	22,879,117
Total				81,042,592

Telecommunications: Wireless 1.23%

Crown Castle International Corp.	4.15%	7/1/2050	8,421	8,328,369
SBA Communications Corp.†	3.875%	2/15/2027	40,849	41,257,490
Sprint Capital Corp.	6.875%	11/15/2028	99,783	114,525,938
T-Mobile USA, Inc.	6.50%	1/15/2026	16,855	17,791,295
Total				181,903,092

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireline Integrated & Services 2.27%

Altice Financing SA (Luxembourg)†(f)	7.50%	5/15/2026		$38,191	$37,352,708
Altice France Holding SA (Luxembourg)†(f)	6.00%	2/15/2028		13,128	11,646,899
Altice France Holding SA (Luxembourg)†(f)	10.50%	5/15/2027		22,837	24,207,220
Altice France SA (France)†(f)	7.375%	5/1/2026		46,103	46,819,902
AT&T, Inc.	1.964%(3 Mo. LIBOR + 1.18%) #	6/12/2024		9,393	8,728,961
AT&T, Inc.	2.781%(3 Mo. LIBOR + .95%) #	7/15/2021		16,142	15,866,239
Consolidated Communications, Inc.	6.50%	10/1/2022		11,460	10,113,450
DKT Finance ApS (Denmark)†(f)	9.375%	6/17/2023		19,351	20,270,172
Equinix, Inc.(d)	2.875%	2/1/2026	EUR	37,001	39,501,166
Front Range BidCo, Inc.†	4.00%	3/1/2027		$11,525	11,092,812
Front Range BidCo, Inc.†	6.125%	3/1/2028		9,982	9,539,049
GCI LLC	6.875%	4/15/2025		13,026	13,009,652
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(f)(l)	6.054%(3 Mo. LIBOR + 5.75%) #	1/15/2015		15,000	1,500	(e)
Motorola Solutions, Inc.	4.60%	2/23/2028		15,034	15,369,112
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023		17,620	13,699,550
Verizon Communications, Inc.	2.625%	8/15/2026		54,987	56,917,467
Total					334,135,859

Tobacco 0.07%

BAT Capital Corp.	4.70%	4/2/2027		10,362	10,582,237

Transportation (Excluding Air/Rail) 0.04%
CMA CGM SA(d)	5.25%	1/15/2025	EUR	10,087	6,518,896

Transportation: Infrastructure/Services 0.94%

Adani Ports & Special Economic Zone Ltd. (India)†(f)	4.375%	7/3/2029		$26,364	22,809,423
Aeropuerto Internacional de Tocumen SA (Panama)†(f)	6.00%	11/18/2048		22,350	24,368,317
Autopistas del Sol SA (Costa Rica)†(f)	7.375%	12/30/2030		16,803	15,434,647
Autoridad del Canal de Panama (Panama)†(f)	4.95%	7/29/2035		8,750	10,108,919
CH Robinson Worldwide, Inc.	4.20%	4/15/2028		20,351	21,612,283
Mersin Uluslararasi Liman Isletmeciligi AS (Turkey)†(f)	5.375%	11/15/2024		22,508	20,307,302
Promontoria Holding 264 BV†(d)	6.75%	8/15/2023	EUR	15,051	8,484,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Transportation: Infrastructure/Services (continued)

Stena AB (Sweden)†(f)	7.00%	2/1/2024	$18,962	$15,525,043
Total				138,650,127
Total High Yield Corporate Bonds (cost $10,836,072,751)				10,106,658,199

MUNICIPAL BONDS 4.42%

Air Transportation 0.33%

CT Airport Auth - Ground Trans Proj	4.282%	7/1/2045	4,265	4,453,939
Los Angeles, CA	5.575%	5/15/2020	9,340	9,387,541
Miami Dade Cnty, FL	3.982%	10/1/2041	13,915	14,903,522
Miami-Dade Cnty, FL	4.28%	10/1/2041	18,040	19,285,481
Total				48,030,483

Education 1.04%

California State University	3.899%	11/1/2047	33,030	38,538,413
Ohio Univ	5.59%	12/1/2114	11,104	14,620,748
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	78,015	83,488,533
Univ of California Bd of Regents	6.548%	5/15/2048	12,463	16,712,135
Total				153,359,829

General Obligation 1.39%

California	7.55%	4/1/2039	15,015	24,423,699
Chicago Transit Auth, IL	6.899%	12/1/2040	11,826	15,901,713
Chicago, IL	5.432%	1/1/2042	32,722	29,138,286
Chicago, IL	6.314%	1/1/2044	22,402	22,996,325
City of Portland	7.701%	6/1/2022	16,940	18,143,926
District of Columbia	5.591%	12/1/2034	14,130	17,610,502
Honolulu HI City & Cnty,	5.418%	12/1/2027	6,620	8,217,671
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	12,497	16,078,015
Massachusetts	4.20%	12/1/2021	6,620	6,718,969
New York City	5.985%	12/1/2036	10,161	13,117,953
Ohio St Univ	4.048%	12/1/2056	6,271	6,595,712	(a)
Pennsylvania	5.45%	2/15/2030	12,190	15,052,943
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034	9,595	11,025,327
Total				205,021,041

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Government Guaranteed 0.04%

City & County of San Francisco CA	5.45%	6/15/2025	$4,540	$5,315,477

Lease Obligation 0.05%

Wisconsin	3.294%	5/1/2037	7,145	7,669,586

Miscellaneous 0.71%

Dallas Convention Center Hotel Dev Corp., TX	7.088%	1/1/2042	17,795	25,177,078
New York City Indl Dev Agy†	11.00%	3/1/2029	19,878	27,248,365
Pasadena Public Fing Auth	7.148%	3/1/2043	26,795	39,893,468
University of California Bond of Regents	3.006%	5/15/2050	12,835	11,715,146
Total				104,034,057

Tax Revenue 0.41%

Massachusetts Sch Bldg Auth	5.715%	8/15/2039	20,055	27,174,525
Memphis-Shelby County Industrial Development Board, TN	7.00%	7/1/2045	12,890	14,054,740	(a)
San Jose Redev Agy, CA	2.259%	8/1/2020	19,600	19,700,744
Total				60,930,009

Transportation 0.07%

Foothill-Eastern Transportation Corridor Agency	4.094%	1/15/2049	10,790	10,944,297

Transportation: Infrastructure/Services 0.26%

Chicago Transit Auth, IL	6.20%	12/1/2040	12,385	14,912,779
Port of Seattle, WA	3.571%	5/1/2032	7,305	7,846,885
Port of Seattle, WA	3.755%	5/1/2036	13,905	14,895,175
Total				37,654,839

Utilities 0.12%

San Antonio, TX	5.718%	2/1/2041	13,240	18,074,983
Total Municipal Bonds (cost $613,885,832)				651,034,601

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 2.39%

Angel Oak Mortgage Trust 2020-1 A1†	2.466	%#(j)	12/25/2059	$9,355	$9,284,561
BBCMS Mortgage Trust 2019-BWAY A†	1.661%(1 Mo. LIBOR + .96%)	#	11/25/2034	25,000	23,453,175
Benchmark Mortgage Trust 2019-B12 WMA†	4.246	%#(j)	8/15/2052	35,544	31,540,679	(a)
BX Trust 2019-OC11 A†	3.202%		12/9/2041	31,182	28,924,423
BX Trust 2019-OC11 E†	4.076%	#(j)	12/9/2041	27,936	21,493,796
CF Trust 2019-BOSS A1†	3.955%(1 Mo. LIBOR + 3.25%)	#	12/15/2021	18,200	16,514,072	(a)
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804	%#(j)	4/15/2049	9,991	7,210,408
CSAIL Commercial Mortgage Trust 2019-C18 AS	3.321%		12/15/2052	17,548	17,032,170
CSMC Trust 2020-AFC1 A1†	2.24	%#(j)	2/25/2050	22,076	19,740,259
Deephaven Residential Mortgage Trust 2020-1 A1†	2.339%	#(j)	1/25/2060	14,084	13,743,623
GCAT Trust 2020-NQM1 A1†	2.247%		1/25/2060	10,248	9,858,261
Great Wolf Trust 2019-WOLF A†	1.739%(1 Mo. LIBOR + 1.03%)	#	12/15/2036	39,981	36,931,157
Great Wolf Trust 2019-WOLF E†	3.437%(1 Mo. LIBOR + 2.73%)	#	12/15/2036	32,620	26,904,206
New Residential Mortgage Loan Trust 2020-NQM1 A1†	2.464	%#(j)	1/26/2060	8,498	8,440,981
PFP Ltd. 2019-6 A†	1.755%(1 Mo. LIBOR + 1.05%)	#	4/14/2037	25,000	23,024,313	(a)
PFP Ltd. 2019-6 C†	2.805%(1 Mo. LIBOR + 2.10%)	#	4/14/2037	27,054	24,306,196	(a)
Residential Mortgage Loan Trust 2020-1 A1†	2.376	%#(j)	2/25/2024	6,029	5,824,042
Starwood Mortgage Residential Trust 2020-1 A1†	2.275	%#(j)	2/25/2050	13,753	13,209,160
Verus Securitization Trust 2020-1 A1†	2.417	%#(j)	1/25/2060	15,753	15,139,378
Total Non-Agency Commercial Mortgage-Backed Securities (cost $388,681,157)					352,574,860

	Dividend Rate			Shares (000)
PREFERRED STOCKS 0.00%

ENERGY: EXPLORATION & PRODUCTION 0.00%

Templar Energy LLC	Zero Coupon			444	—	(e)

MISCELLANEOUS 0.00%

ACL Rights Escrow*	Zero Coupon			8	194,700	(e)
Total Preferred Stocks (cost $4,058,993)					194,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Exercise Price		Expiration Date	Shares (000)	Fair Value
WARRANT 0.00%

Personal & Household Products

Remington Outdoor Co., Inc. (cost $871,457)	$35.05		5/22/2022	165	$1,651	(a)
Total Long- Term Investments (cost $15,200,560,058)					14,043,459,416

	Interest Rate		Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 3.40%

HIGH YIELD CORPORATE BONDS 0.44%

Automakers 0.19%

Toyota Motor Credit Corp.	1.753%(3 Mo. LIBOR + .07%)	#	5/22/2020	$28,258	28,144,017

Diversified Capital Goods 0.15%

GE Capital International Funding Co. Unlimited Co. (Ireland)(f)	2.342%		11/15/2020	21,732	21,612,222

Health Services 0.05%

CVS Health Corp.	1.719%(3 Mo. LIBOR + .72%)	#	3/9/2021	7,163	7,016,704

Personal & Household Products 0.01%

Revlon Consumer Products Corp.	5.75%		2/15/2021	1,796	1,466,883

Specialty Retail 0.02%

Home Depot, Inc. (The)	1.464%(3 Mo. LIBOR + .15%)	#	6/5/2020	2,550	2,546,784

Telecommunications: Wireline Integrated & Services 0.02%

AT&T, Inc.	2.305%(3 Mo. LIBOR + .93%)	#	6/30/2020	3,889	3,863,837
Total High Yield Corporate Bonds (cost $64,548,204)					64,650,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
COMMERCIAL PAPER 0.23%

AON Corp.	5.339%	4/6/2020	$475	$474,654
BAT International Finance plc	5.339%	4/6/2020	500	499,636
Mccormick & Co.	6.415%	5/29/2020	15,596	15,438,957
Sherwin-Williams Co.	4.317%	4/1/2020	17,309	17,309,000
Total Commercial Paper (cost $33,722,246)				33,722,247

REPURCHASE AGREEMENT 2.73%

Repurchase Agreement dated 3/31/2020, 0.00% due 4/1/2020 with Fixed Income Clearing Corp. collateralized by $202,640,000 of U.S. Treasury Note at 2.125% due 5/15/2022; $190,520,000 of U.S. Treasury Note at 1.875% due 4/30/2022; value: $410,900,083; proceeds: $402,838,802 (cost $402,838,802)			402,839	402,838,802
Total Short-Term Investments (cost $501,109,252)				501,211,496
Total Investments in Securities 98.72% (cost $15,701,669,310)				14,544,670,912
Less Unfunded Loan Commitments (0.00)% (cost $535,318)				(540,109)
Net Investments 98.72% (cost $15,701,133,992)				14,544,130,803
Cash, Foreign Cash and Other Assets in Excess Liabilities(m) 1.28%				188,268,546
Net Assets 100.00%				$14,732,399,349

AUD	Australian dollar
CAD	Canadian dollar.
EUR	Euro.
GBP	British pound.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
SOFR	Secured Over Night Financing Rate.
Units	More than one class of securities traded together.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers. At March 31, 2020, the total value of Rule 144A securities was $6,027,299,576, which represents 40.91% of net assets.
#	Variable rate security. The interest rate represents the rate in effect at March 31, 2020.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Securities purchased on a when-issued basis.
(c)	Variable Rate is Fixed to Float: Rate remains fixed or at Zero Coupon until designated future date.
(d)	Investment in non-U.S. dollar denominated securities.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

(e)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Security fair valued by the Pricing Committee.
(f)	Foreign security traded in U.S. dollars.
(g)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at March 31, 2020.
(h)	Level 3 Investment as described in Note 2(b) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(i)	Interest rate to be determined.
(j)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(k)	Security is perpetual in nature and has no stated maturity.
(l)	Defaulted (non-income producing security).
(m)	Cash, Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on forward foreign currency exchange contracts, futures contracts and swaps as follows:

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at March 31, 2020 (1):

Referenced Index	Central Clearing Party	Fund Pays (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)
Markit CDX. NA.EM.32(4)(5)	Credit Suisse	1.00%	12/20/2024	$86,700,000	$76,625,885	$4,031,727	$6,042,388
Markit CDX. NA.EM.33(4)(5)	Credit Suisse	1.00%	6/20/2025	441,032,492	390,290,804	51,545,242	(803,554)
Markit CDX. NA.IG.33(4)(6)	Credit Suisse	1.00%	12/20/2024	563,604,000	561,556,765	9,597,323	(7,550,088)
						$65,174,292	$(2,311,254)

Centrally Cleared Credit Default Swaps on Indexes - Sell Protection at March 31, 2020(1):

Referenced Index	Central Clearing Party	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation(3)
Markit CDX. NA.HY.33(4)(7)	Credit Suisse	5.00%	12/20/2024	$1,155,540,886	$1,083,479,149	$(113,842,258)	$41,780,521

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities. If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments paid/received by Central Clearing Party are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $47,822,909. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $8,353,642.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging markets sovereign issuers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of high yield securities.

Credit Default Swaps on Indexes - Sell Protection at March 31, 2020 (1):

Referenced Index/Issuer	Swap Counterparty	Fund Receives (Quarterly)	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Appreciation/ Depreciation(3)	Credit Default Swap Agreements Payable at Fair Value(4)
Markit CMBX NA.BBB.9*	Credit Suisse	3.00%	9/17/2058	$22,888,000	$17,052,074	$(1,612,732)	$(4,223,194)	$(5,835,926)
Markit CMBX NA.BBB.9*	Deutsche Bank	3.00%	9/17/2058	36,637,000	27,295,389	(2,581,512)	(6,760,099)	(9,341,611)
Markit CMBX NA.BBB.9*	Goldman Sachs	3.00%	9/17/2058	13,539,000	10,086,859	(953,984)	(2,498,157)	(3,452,141)
Markit CMBX NA.BBB.9*	Morgan Stanley	3.00%	9/17/2058	50,783,000	37,834,476	(3,578,266)	(9,370,258)	(12,948,524)
Markit CMBX NA.BBB.10*	Credit Suisse	3.00%	11/17/2059	50,333,000	36,298,030	(2,860,470)	(11,174,500)	(14,034,970)
Markit CMBX NA.BBB.10*	Deutsche Bank	3.00%	11/17/2059	9,149,000	6,597,872	(519,946)	(2,031,182)	(2,551,128)
Markit CMBX NA.BBB.10*	Goldman Sachs	3.00%	11/17/2059	38,427,000	27,711,927	(2,183,841)	(8,531,232)	(10,715,073)
Markit CMBX NA.BBB.10*	Morgan Stanley	3.00%	11/17/2059	37,203,000	26,829,230	(2,114,280)	(8,259,490)	(10,373,770)
Markit CMBX NA.BBB.11*	Deutsche Bank	3.00%	11/18/2054	9,162,000	6,239,124	(407,280)	(2,515,596)	(2,922,876)
Markit CMBX NA.BBB.11*	JPMorgan Chase	3.00%	11/18/2054	4,607,000	3,137,267	(204,796)	(1,264,937)	(1,469,733)
Markit CMBX NA.BBB.11*	Morgan Stanley	3.00%	11/18/2054	77,122,000	52,518,414	(3,428,321)	(21,175,265)	(24,603,586)
Tesla	JPMorgan Chase	1.00%	6/20/2020	15,704,000	15,599,473	(145,980)	41,453	(104,527)
						$(20,591,408)	$(77,762,457)	$(98,353,865)

*	The Referenced Index is for the Credit Default Swaps on Indexes, which is comprised of a basket of commercial mortgage backed securities.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization.
(3)	Total unrealized appreciation on Credit Default Swaps in Indexes/Issuers amounted to $41,453. Total unrealized depreciation on Credit Default Swaps on Indexes/Issuers amounted to $77,803,910.
(4)	Includes upfront payments received.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Open Forward Foreign Currency Exchange Contracts at March 31, 2020:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
British pound	Buy	Morgan Stanley	6/5/2020	3,503,000	$4,137,358	$4,356,244	$218,886
Euro	Buy	Bank of America	6/9/2020	6,885,000	7,512,568	7,613,306	100,738
Euro	Buy	Bank of America	6/9/2020	4,008,000	4,352,704	4,431,972	79,268
Euro	Buy	J.P. Morgan	6/9/2020	2,640,000	2,818,502	2,919,263	100,761
Euro	Buy	Morgan Stanley	6/9/2020	609,000	665,280	673,421	8,141
Euro	Buy	State Street Bank and Trust	6/9/2020	995,000	1,098,730	1,100,253	1,523
Australian dollar	Sell	State Street Bank and Trust	5/26/2020	41,000,000	27,174,989	25,223,920	1,951,069
British pound	Sell	Bank of America	6/5/2020	13,740,000	17,613,169	17,086,724	526,445
Euro	Sell	Bank of America	6/9/2020	6,497,000	7,232,947	7,184,262	48,685
Euro	Sell	State Street Bank and Trust	6/9/2020	165,000,000	186,029,250	182,453,949	3,575,301
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$6,610,817

Open Futures Contracts at March 31, 2020:

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Appreciation
Euro- Bobl	June 2020	48	Short	EUR	(6,527,915)	EUR	(6,490,080)	$41,728
U.S. 2-Year Treasury Note	June 2020	18,538	Long		$4,073,166,705		$4,085,456,569	12,289,864
U.S. 5-Year Treasury Note	June 2020	13,432	Long		1,640,714,323		1,683,827,125	43,112,802
Total Unrealized Appreciation on Open Futures Contracts								$55,444,394

Type	Expiration	Contracts	Position		Notional Amount		Notional Value	Unrealized Depreciation
U.S. 10-Year Treasury Note	June 2020	1,038	Short		$(139,695,732)		$(143,957,625)	$(4,261,893)
U.S. 10-Year Ultra Treasury Bond	June 2020	3,527	Short		(522,154,115)		(550,322,218)	(28,168,103)
U.S. Long Bond	June 2020	3,172	Short		(529,144,851)		(567,986,250)	(38,841,399)
U.S. Ultra Treasury Bond	June 2020	3,478	Short		(705,298,835)		(771,681,250)	(66,382,415)
Total Unrealized Depreciation on Open Futures Contracts								$(137,653,810)

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities
Other	$—	$416,745,232	$85,203,875	$501,949,107
Remaining Industries	—	118,202,276	—	118,202,276
Common Stocks
Auto Parts & Equipment	—	—	5,463,513	5,463,513
Energy: Exploration & Production	9,752,942	—	33,346	9,786,288
Media: Content	19,142,239	—	1,931,885	21,074,124
Personal & Household Products	54,263,768	204,685	12,560,985	67,029,438
Specialty Retail	50,839,097	8,340,405	—	59,179,502
Remaining Industries	791,379,115	—	—	791,379,115
Convertible Bonds	—	91,109,587	—	91,109,587
Floating Rate Loans
Aerospace/Defense	—	—	10,441,054	10,441,054
Diversified Capital Goods	—	4,426,434	16,232,014	20,658,448
Food: Wholesale	—	28,152,261	14,567,509	42,719,770
Personal & Household Products	—	22,596,888	850,663	23,447,551
Software/Services	—	29,327,856	16,897,301	46,225,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

Investment Type(2)	Level 1	Level 2	Level 3	Total
Support: Services	$—	$53,025,512	$5,670,137	$58,695,649
Transportation: Infrastructure/Services	—	6,438,918	1,142,577	7,581,495
Remaining Industries	—	628,855,681	—	628,855,681
Less Unfunded Commitments	—	(540,109)	—	(540,109)
Foreign Government Obligations	—	355,444,281	—	355,444,281
Government Sponsored Enterprises Collateralized Mortgage Obligation	—	73,753,369	—	73,753,369
High Yield Corporate Bonds
Air Transportation	—	192,674,991	7,404,348	200,079,339
Automakers	—	135,051,262	1,500	135,052,762
Banking	—	1,101,147,500	2,250	1,101,149,750
Metals/Mining (Excluding Steel)	—	146,039,656	18	146,039,674
Telecommunications: Wireline Integrated & Services	—	334,134,359	1,500	334,135,859
Remaining Industries	—	8,190,200,815	—	8,190,200,815
Municipal Bonds
General Obligation	—	199,425,329	6,595,712	206,021,041
Tax Revenue	—	46,875,269	14,054,740	60,930,009
Remaining Industries	—	384,083,551	—	384,083,551
Non-Agency Commercial Mortgage-Backed Securities	—	257,189,600	95,385,260	352,574,860
Preferred Stocks	—	—	194,700	194,700
Warrant	—	—	1,651	1,651
Short-Term Investments
High Yield Corporate Bonds	—	64,650,447	—	64,650,447
Commercial Paper	—	33,722,247	—	33,722,247
Repurchase Agreement	—	402,838,802	—	402,838,802
Total	$925,377,161	$13,324,117,104	$294,636,538	$14,544,130,803
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$—	$47,822,909	$—	$47,822,909
Liabilities	—	(8,353,642)	—	(8,353,642)
Credit Default Swap Contracts
Assets	—	—	—	—
Liabilities	—	(98,353,865)	—	(98,353,865)
Forward Foreign Currency Exchange Contracts
Assets	—	6,610,817	—	6,610,817
Liabilities	—	—	—	—
Futures Contracts
Assets	55,444,394	—	—	55,444,394
Liabilities	(137,653,810)	—	—	(137,653,810)
Total	$(82,209,416)	$(52,273,781)	$—	$(134,483,197)

(1)	Refer to Note 2(b) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT BOND-DEBENTURE FUND, INC. March 31, 2020

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	Asset-Backed Securities	Common Stocks	Floating Rate Loans	High Yield Corporate Bonds	Non-Agency Commercial Mortgage- Backed Securities	Preferred Stock	Warrants	Municipals Bonds
Balance as of January 1, 2020	$10,441,539	$14,526,216	$104,178,425	$5,269	$53,842,824	$—	$1,651	$—
Accrued Discounts (Premiums)	6,146	—	87,724	847	318	—	—	(18,081)
Realized Gain (Loss)	584	—	(565,586)	1,069	—	—	—	—
Change in Unrealized Appreciation (Depreciation)	(12,737,974)	(607,057)	(61,758,935)	(1,310,910)	(10,543,746)	—	—	(519,539)
Purchases	9,348,354	—	57,368,514	—	—	194,700	—	—
Sales	(7,380,239)	—	(18,010,539)	(152,517)	—	—	—	—
Transfers into Level 3	95,967,004	6,070,570	—	8,865,858	52,085,864	—	—	21,188,072
Transfers out of Level 3	(10,441,539)	—	(15,498,348)	—	—	—	—	—
Balance as of March 31, 2020	$85,203,875	$19,989,729	$65,801,255	$7,409,616	$95,385,260	$194,700	$1,651	$20,650,452
Change in unrealized appreciation/depreciation for the period ended March 31, 2020, related to Level 3 investments held at March 31, 2020	$(12,737,974)	$(607,057)	$(8,790,007)	$(1,310,910)	$(10,543,746)	$—	$—	$(519,539)

See Notes to Schedule of Investments.

1. ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on January 23, 1976.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange traded options and futures contracts are valued at the last quoted sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of March 31, 2020 and, if applicable, Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open generally three years after the filing of the tax return. The statutes of limitations on the Fund’s, state and local tax returns may remain open for an additional year depending upon the jurisdiction.